Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	$ 5,758		$ 57,263		$ 22,711
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	995	[1]	2,381	[2]	723
Corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	3		5		(4,079)
Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	3		20		(4,063)
Free-standing derivatives, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	65		(55)		(30)
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	2,594		586
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	3,096		56,712		26,804
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	$ 995		2,381		723
Municipal
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			$ 15		$ 16

[1]	The effect to net income totals $6.8 million and is reported in the Statements of Operations and Comprehensive Income as follows: $5.8 million in realized capital gains and losses, $3 thousand in net investment income, $1.3 million in interest credited to contractholder funds and $(326) thousand in contract benefits.
[2]	The effect to net income totals $63.7 million and is reported in the Statements of Operations and Comprehensive Income as follows: $60.7 million in realized capital gains and losses, $606 thousand in net investment income, $(556) thousand in interest credited to contractholder funds and $2.9 million in contract benefits.